SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥	Jan. 01, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Foreign exchange rate | $ / ¥	6.5250			6.5250
Impairment of long-lived asset or asset group	¥ 0	¥ 0
Impairment loss on debt securities	¥ 0	0
Value added tax rate (as a percent)	6.00%
Deferred revenue	¥ 35,226,237	32,555,402		$ 5,398,657	¥ 32,555,402	¥ 23,757,459
Deferred revenue, revenue recognized	32,555,402	23,757,459	¥ 10,549,203
Advertising costs	80,711,586	60,136,876	57,960,585
Employee social benefits	20,354,331	26,900,928	19,185,896
Appropriation made to the statutory surplus fund and discretionary surplus fund	¥ 139,773	0	¥ 0
Number of operating segment | segment	1
Exemption of Social security insurance, Covid-19	¥ 15,857,367
VIE
Significant Accounting Policies [Line Items]
Deferred revenue	¥ 34,541,710	¥ 865,167
Advertising | Maximum
Significant Accounting Policies [Line Items]
Service period	1 year
Subscription-based membership services | Minimum
Significant Accounting Policies [Line Items]
Period over which additional functions and privileges can be enjoyed by individual users	1 month
Subscription-based membership services | Maximum
Significant Accounting Policies [Line Items]
Period over which additional functions and privileges can be enjoyed by individual users	1 year